Short term investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investments
The Company's classification of short term investments is as noted below:

	Amortized Cost	Fair Value	Fair Value
	2018 $	2018 $	2017 $
Amortized cost
Canadian Government Bond	3,912	3,902	—
Bank of Nova Scotia Treasury Note	3,977	3,955	—
Available for sale (fair value)
Canadian Government Bond	—	—	3,888
Bank of Nova Scotia Treasury Note	—	—	3,945
	7,889	7,856	7,833